Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) [Line Items]
Working capital	$ 5,211,294
Other variables percentage	1.00%
Net income	$ 2,500
Trade and other receivables	$ 421,860	$ 3,193,926
Increase (decrease) in the market price of the securities held	10.00%
Increase (decrease) to net income	$ 30,000
Bolivianos [Member]
Financial Instruments (Details) [Line Items]
Other variables percentage	1.00%
Net income	$ 6,800
Trade and other receivables